Note 14 - Intangible Assets - Carrying Amounts of Goodwill by Cash-generating Units (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Goodwill	$ 25,794	$ 21,919	$ 22,387	$ 22,622	$ 24,482
Aevitas O Holdings Pty Ltd [member]
Statement Line Items [Line Items]
Goodwill	13,658	12,483	12,751	12,884
VivoPower Pty Ltd [member]
Statement Line Items [Line Items]
Goodwill	10,319	9,436	9,636	9,738
Tembo e-LV B.V. [member]
Statement Line Items [Line Items]
Goodwill	$ 1,817	$ 0	$ 0	$ 0